Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings
Borrowings

22       Borrowings

	At December 31,
	2020	2019
Non-current
Bank and financial borrowings (**)	509,086	472,226
Notes (*)	619,321	560,995
	1,128,407	1,033,221
Current
Bank and financial borrowings (**)	155,251	103,056
Notes (*)	61,159	72,067
	216,410	175,123
Total Borrowings	1,344,817	1,208,344

Changes in borrowings during the years are as follows:

	2020	2019
Balances at the beginning of the year	1,208,344	1,126,658
Adjustment on adoption of IFRS 16	—	(1,715)
Adjusted balances at the beginning of the year	1,208,344	1,124,943
Loans obtained	224,310	196,977
Loans paid	(71,466)	(90,457)
Interest paid	(41,149)	(78,832)
Accrued interest for the year	81,931	89,361
Debt renegotiation expenses capitalization	(10,975)	—
Translation differences and inflation adjustment	(46,178)	(33,648)
Balances at the end of the year	1,344,817	1,208,344

The maturity of borrowings is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2020 (1)	286,353	307,722	641,191	514,575	1,749,841
At December 31, 2019 (1)	247,209	237,298	547,257	617,208	1,648,972

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

	At December 31,
	2020	2019
Fair value of borrowings (2)	1,375,443	1,219,540
	1,375,443	1,219,540

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

(*) Notes include the following:

-

In 2007 Puerta del Sur S.A. (“PDS”) issued 7.75% secured guaranteed notes for USD 87 million, due 2021. The principal balance of the PDS Notes, together with accrued interest, will be repaid in 22 total installments, with individual installments occurring on April 29 and October 29 of each year beginning in 2011 and ending in 2021. The main covenants on these bonds are limitations on liens and encumbrances and compliance with certain financial ratios. PDS may be limited to declare, make or pay any dividends unless the debt coverage service ratio exceeds 1.7x and the indebtedness ratio is less than 3.0.  PDS Notes are secured by a trust to which PDS has transferred the following sums: (a) the sum of funds which PDS has or has rights to for services offered in administration, construction, and maintenance of Carrasco Airport; (b) the sum of funds received from the duty-free store in Carrasco Airport; (c) the sum of funds received as a result of the permitted operation of the cargo terminal in Carrasco Airport; and (d) the sum of funds PDS has received or will have right to receive from the government or from a third party successor as a result of a management agreement, or as a consequence of the redemption, termination, mutual dissolution and/or resolution of the management agreement for whatever reason, this trust is  only use in case of non-compliance with the Notes obligations.

On April 24, 2020, PDS signed a modification with more than 75% of the total principal amount of its 2007 notes to postpone the April and October 2020 installments to year 2022. Interest continues to be paid semi-annually, including 2020, at the same rate. A compensation of 1% on the amount of the extended installments was agreed and was paid in June 2020. The agreement was conditioned on the acceptance of at least 75% of the exchange offer of ACI Airport Sudamérica S.A.U. which was materialized on May 26, 2020. The agreement also established a change in the debt service and dividends payment covenants for the 2020 measurement that will be 1.25x for both cases, and for the 2021 1.4x.

-

In 2015, ACI Airport Sudamérica S.A.U. (“ACI”) issued 6.875% senior secured guaranteed notes, for USD 200 million due in 2032 (the “Existing Notes”). The principal balance will be repaid in 34 installments, May 29 and November 29 of each year, commencing on May 29, 2016 while accrued interest will be repaid commencing on November 29, 2015. The main covenants on these bonds are limitations on additional indebtedness, payment of dividends and other payments that are specifically restricted, selling assets as well as requiring compliance with certain financial ratios. The holders of these notes benefit from a guarantee and a security package including the pledge of the shares in PDS and Cerealsur S.A., and certain accounts of Cerealsur and ACI. As of December 31, 2020 and 2019 they were guaranteed with a debt service reserve account of ACI and the funds contained therein and a standby letter of credit of Corporación América S.A. with Bank of América, respectively. These notes are fully and unconditionally guaranteed by Cerealsur S.A.

On May 26, 2020, ACI issued USD 180.9 million aggregate principal amount of 6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032 (the “New Notes”) to repurchase and exchange 93.6% of the total original principal amount of the Existing Notes obtaining consents to certain proposed amendments to the indenture governing the Existing Notes and certain waivers. The main covenants and guarantees remain unchanged except for the incorporation of ACI’s shares pledge.

-

On January 8, 2018, Corporación América Italia S.p.A. (“CAI”) issued € 60.0 million (USD 71.8 million) aggregate principal amount of 4.556% secured notes due 2024 (the “Italian Notes”). The proceeds of the Italian Notes were used to refinance and replace the 6.250% secured notes due 2019 issued by CAI in December 2014. Interest on the Italian Notes is payable annually in arrears on June 30 of each year. The Italian Notes will mature on December 31, 2024. The main covenants on these bonds are limitations to take additional indebtedness, make payments of dividends and other payments that are specifically restricted, selling assets as well as requiring compliance with certain financial ratios.

The Italian Notes are secured by an economic first ranking pledge in respect of all the shares representing 100% of the share capital of CAI, 100% of the share capital of Dicasa Spain S.A.U. and the shares representing CAI’s holding in Toscana Aeroporti S.p.A.

-

On February 6, 2017, AA2000 issued 6.875% senior secured notes for a nominal amount of USD 400 million due 2027 (the “Existing Notes”). The principal will be amortized in 32 equal quarterly installments as from May 1, 2019. The main covenants of these bonds require compliance with certain financial ratios as well as restriction to incur in additional debt and limitations on the payments of dividends if any default or unmatured default has occurred. Notes issued by AA2000 are secured by a collateral assignment of fiduciary rights of certain revenue of AA2000.

On February 27, 2020, the ordinary general meeting of shareholders of AA2000 approved the creation of a Global Program for the issuance of Notes. The Prospectus project was approved in its terms and conditions by AA2000 Board of Directors dated February 27, 2020. The aforementioned program establishes the issuance of simple Notes not convertible into shares with a nominal value of up to USD 500 million, or its equivalent in other currencies, with a duration of five years from the date of approval of the Argentine Comisión Nacional de Valores (“CNV”). On April 17, 2020, AA2000 obtained authorization from the CNV for the Global Program for the Issuance of Notes.

On May 20, 2020 AA2000 issued USD 306 million aggregate principal amount of 6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027 (the “Series 2020 Additional Notes”) in exchange of 86.73% of the total original principal amount of the Existing Notes and obtained consents to certain proposed amendments and waivers to the indenture governing the Existing Notes after completion of required conditions; the approval of ORSNA on April 24, 2020, issuing the Resolution No. 21/2020 pursuant to which the collateral assignment of revenue under the Existing Notes was extended to the Series 2020 Additional Notes in equal terms; and executing and delivering amendments to the 2019 Credit Facilities to provide for the effective deferral of payments of principal due thereunder on August 19, 2020 and November 19, 2020 that was satisfied on April 29, 2020. Accrued interest will be capitalized quarterly. The principal and interest repayments under the New Notes due May 1, 2021 will continue to be payable in cash. From May 1, 2021, the expiry date of the PIK Period, New Notes will continue to accrue interest at a rate of 6.875% per annum until their maturity date, payable quarterly. The main covenants and guarantees remain unchanged.

On August 20, 2020, under its Global Program of Notes, AA2000 issued Class 2 Notes Series 2020 for a total amount of USD 40 million, at a 0% interest rate, with a two-year maturity. The Notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos.

(**) As of December 31, 2020  significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
Inframerica Concessionaria	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	7.0
do Aeroporto Sao Goncalo	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
do Amarante S.A.	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	4.9	A
	BNDES	R$	September 2022	Fixed	2.50%	0.7
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.4
Inframerica Concessionaria	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	221.4	A
do Aeroporto de Brasilia	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
S.A	Votorantim	R$	July 2021	Variable	CDI plus spread	3.5	C
Terminal Aeroportuaria de	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	8.9	D
Guayaquil S.A.	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	3.5	D
	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	8.5	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	7.3	D
Terminal de Cargas de	Santander Uruguay	USD	April 2023	Fixed	4.25%	1.2	D
Uruguay S.A.	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.9	D
	MPS Servicio Capital	Euro	June 2022	Variable	Euribor 6 month plus spread	3.5	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	24.8	D
	BPM	Euro	January 2021	Fixed	0.30%	1.8	D
	Unicredit	Euro	March 2021	Fixed	0.30%	10.4	D
	Unicredit	Euro	February 2021	Fixed	0.30%	1.2	D
Toscana Aeroporti S.p.A.	BNL	Euro	April 2021	Fixed	0.50%	6.2	D
	CREDEM	Euro	February 2021	Fixed	0.09%	4.9	D
	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	103.5	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.3	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.4	D
	MPS Servicio capital	Euro	February 2021	Fixed	0.20%	12.3	D
	Banca Intesa San Paolo	Euro	February 2021	Fixed	0.15%	7.4	D
	Banca Intesa San Paolo	Euro	March 2021	Fixed	0.20%	6.2	D
Armenia International	Ameriabank C.J.S.C.	USD	June 2024	Variable	Libor 6 month plus spread	29.8	B
Airports C.J.S.C.		Euro	June 2024	Variable	Euribor 6 month plus spread	34.2
	HSBC Bank Armenia C.J.S.C.	Dram	June 2022	Fixed	11% (4)	0.8	D
Aeropuerto de Neuquén S.A.	Banco Macro	USD	August 2021	Variable	Libor plus spread	2.6	A
Aeropuertos Argentina 2000 S.A.	Banco de la Provincia de Buenos Aires	USD	July 2023	Fixed	7%	2.6	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	65.7	A
	Onshore renegotiation	ARS	June 2022	Variable	BADCOR plus spread	8.4	A
	Onshore renegotiation	ARS	November 2022	Variable	BADCOR plus spread	9.4	A
	Citibank N.A. (5)	USD	November 2022	Variable	Libor plus spread	29.3	A
	Offshore renegotiation	ARS	June 2022	Variable	BADCOR plus spread	5.0	A
	Banco Macro	USD	July 2021	Fixed	10%	10.2	B
Consorcio Aeropuertos	Santander Uruguay	USD	April 2024	Fixed	5.1%	5.1	B
Internacionales S.A.	Banco Itaú	USD	April 2025	Variable	Libor plus spread	5.1
Others						0.1
Total						664.3

(**) As of December 31, 2019  significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
Inframerica Concessionaria	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	8.6
do Aeroporto Sao Goncalo	BNDES	R$	June 2032	Variable	T.R.plus spread plus IPCA	2.1
do Amarante S.A.	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.6	A
	BNDES	R$	September 2022	Fixed	2.50%	1.5
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.6
Inframerica	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	270.5	A
Concessionaria do	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
Aeroporto de Brasilia S.A	Votorantim	USD	June 2020	Variable	CDI plus spread	9.0	C
Terminal Aeroportuaria	Banco Guayaquil SA	USD	December 2024	Variable	T.R.E.(3) plus spread	10.1	D
de Guayaquil S.A.	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	9.1	D
Terminal de Cargas de	Santander Uruguay	USD	June 2020	Fixed	4.25%	0.2	D
Uruguay S.A.	Santander Uruguay	USD	April 2023	Fixed	4.40%	1.7	D
	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	2.0	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	5.2	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	26.0	D
	BPM	Euro	October 2020	Fixed	0.13%	1.7	D
Toscana Aeroporti S.p.a.	Unicredit	Euro	September 2020	Fixed	0.15%	8.4	D
	Unicredit	Euro	October 2020	Fixed	0.15%	1.1	D
	BNL	Euro	November 2020	Fixed	0.15%	2.8	D
	BNL	Euro	December 2020	Fixed	0.15%	2.8	D
	CREDEM	Euro	October 2020	Fixed	0.60%	5.8	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.3	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.4	D
Armenia International	Credit Suisse AG	USD	December 2022	Variable	Libor 6 month plus spread	36.1	B
Airports C.J.S.C.		Euro	December 2022	Variable	Euribor 6 month plus spread	37.6
Aeropuerto de Neuquén S.A.	Banco Macro	USD	August 2021	Variable	Libor plus spread	2.8	A

Aeropuertos Argentina 2000 S.A.	Banco de la Provincia de Buenos Aires	USD	June 2023	Fixed	7%	2.6	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	84.1	A
	Citibank N.A. (5)	USD	August 2022	Variable	Libor plus spread	34.5	A
Total						575.3

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian Consumer Price index)

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos

R$ - Brazilian Reales

(3)  T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate)

(4)  Effective interest rate is 5.5% as 50% of interest rate is subsidized by Armenian Government

(5)  Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).

-The Credit Facility Agreement between Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) and the Banco Nacional do Desenvolvimento Economico e Social (“BNDES”) is secured by the pledge of the shares of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A, together with any dividends and distributions in connection therewith, as well as the fiduciary assignment of rights arising from the Natal Airport concession agreement and certain letters of guarantees issued by indirect shareholders and affiliates of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. for an amount of USD 6.1 million which was released during 2018. It also establishes a required pre-authorization by BNDES on payments of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. dividends if exceeding 25% of net profits.

The Credit Facility Agreement between Inframerica Concessionária do Aeroporto de Brasilia (“ICAB”) and BNDES is secured by the pledge of Inframérica Concessionária do Aeroporto de Brasilia and Inframerica Participaçoes S.A. shares, the fiduciary assignment of rights arising from the Brasilia airport concession agreement and letters of guarantee issued by indirect shareholders and affiliates of Inframerica Concessionária do Aeroporto de Brasilia. It also establishes under certain circumstances a required pre-authorization by BNDES on payments of Inframerica Concessionária do Aeroporto de Brasilia dividends if exceeding 25% of net profits and compliance of certain financial ratios.

During 2017 and 2018 ICAB and ICASGA entered into amendments and extension agreements with BNDES with respect to their loans, in the case of ICASGA including an early repayment of a large part of the original debt and in ICAB including the extension of the final maturity and increasing the size of the credit facility.

In connection with such amendments and extension agreements, ACI Airports S.à r.l. and CAAP have agreed not to create any encumbrances on their shares of Inframerica, and not to sell, acquire, merge or spin-off assets or undertake any other action that results or that may result in a change in the current corporate structure of Inframerica or any change of control in Inframerica, without the prior consent of BNDES. ACI Airports S.à r.l. has agreed not to undertake any change of control in CAAP without the prior consent of BNDES. In addition, ACI Airports S.à r.l. has agreed to maintain a minimum credit rating of at least B- (the “Minimum Rating”) or a stand-alone rating (without including the sovereign rating) of at least BB+. The amendment and extension agreements also require additional security equivalent to the amount of twenty-four months of debt service for at least a two-year period (in the form of a bank guaranty, letter of credit, guaranty insurance or other acceptable modalities of guarantee), if the Minimum Rating is not maintained for any annual testing period.

As of June 30, 2020, the Minimum Rating was not achieved and ICAB and ICASGA requested BNDES to provide a waiver regarding this obligation. Nevertheless, non-compliance with the Minimum Rating does not constitute an event of default under the agreements but additional security would be required. As of December 31, 2020, BNDES has authorized extensions of the term to meet the obligation for additional security or for obtaining a waiver from BNDES till March 15, 2021.

In March 2020, BNDES made available a program for joining a Standstill for the suspension of payments of principal and interest for six months. The amount of debt service suspended pursuant to the Standstill must be capitalized and paid in the remaining period of the financing contracts. ICAB and ICASGA applied for this program and obtained the approval on April 14, 2020. On October 14, 2020, ICAB and ICASGA succeeded in negotiations with BNDES for a new standstill of six months (October 2020 to March 2021) of payments of principal and interest on its financing contracts. These amounts must be capitalized and will be paid in the remaining period of the financing contracts.

On June 5, 2019, ICAB entered into a loan with Banco Votorantim S.A. - Bahamas Branch for an amount of USD 8.9 million due in June 2020. This loan was secured with a guarantee signed by Banco Votorantim S.A. Brazil with ICAB (“Contrato de Prestação de Garantia”). This guarantee agreement, dated June 14, 2019, was secured by a guarantee letter issued by CAAP for a total amount of USD 8.9 million or its equivalent in Brazilian Real which shall not be lower than R$ 36 million plus interest. Future payments of the loan were protected from the exposure to U.S. dollars exchange rate fluctuation with a cash flow swap derivative with Banco Votorantim S.A. from Brazil that denominated future payments in Brazilian Real for a total amount of R$ 36 million.

The USD operation with Banco Votorantim was settled as well as the derivative operation contracted together and ICAB entered into loans for working capital with Banco Votorantim in the amount of R$ 18 million. These loans are secured by the guarantee letter issued by CAAP.

-On December 15, 2015 Armenia International Airports C.J.S.C. entered into a senior secured dual-currency facility agreement with Credit Suisse AG (and other banks) for a principal amount up to USD 160 million, which is secured by the collateral assignment of all present and future rights arising from the Armenian Concession Agreement and other related agreement, a pledge over all present and future cash collateral bank accounts, a pledge over certain movable and immoveable assets related to the Zvartnots Airport and the pledge of Armenia International Airports C.J.S.C. shares.

According to the loan agreement Armenia International Airports C.J.S.C. has restrictions to distribution of dividends, has to maintain the following ratios at a certain level: debt to EBITDA, Debt service coverage and adjusted debt service coverage ratio. According to this agreement, the analysis of the accomplished of these ratios must be made as of June 30 and December 31.

On December 23, 2020, AIA changed its facility agent from Credit Suisse AG to Ameriabank C.J.S.C. re-structuring its debt modifying its maturity date to June 25, 2024, and including some additional clauses that modify the original loan agreement restrictions and covenants.

As of December 31, 2020 Armenia International Airports C.J.S.C. pledged cash held in bank accounts for USD 28,780 (USD 40,287 at December 31, 2019) and all intangible assets and property and equipment for a total of USD 142,384 (USD 167,583 at December 31, 2019).

-Toscana Aeroporti S.p.A. (“TA”), pursuant to the loan agreement with Banco de Innovación de Infraestructuras y Desarrollo/ MPS Servicio capital is required to comply with certain financial ratios. Cash and cash equivalents of the Consolidated Statement of Financial Position includes €  1 million, to secure the abovementioned loan.

On November 6, 2020, € 85 million of proceeds were disbursed to TA under a loan signed with a pool of leading financial institutions comprising Intesa Sanpaolo and BNL-BNP Paribas. The loan is 90% backed by SACE guarantees pursuant to the provisions of Decree-Law No. 23/2020 within the framework of the programme “Garanzia Italia”, an Italian guarantee scheme intended to support Italian companies affected by the Covid-19 emergency. The loan has a term of six years, with a two-year grace period and TA is required to comply with certain financial covenants and restrictions.

-Aeropuerto de Neuquén S.A. (“ANSA”) loan with Banco Macro is secured with a guarantee letter of Corporación América S.A. In addition, ANSA entered into an assignment of collection rights agreement in favor of Banco Macro.

-On August 9, 2019, AA2000 entered into two credit facility agreements: (a) the onshore credit facility agreement, by and among AA2000, as borrower, Banco Galicia and Buenos Aires S.A.U., Industrial and Commercial Bank of China (Argentina) S.A. (“ICBC”) and Banco Santander Río S.A., as lenders (collectively, the “Lenders”), Citibank N.A. (“Citibank”), as administrative agent and Citibank Argentina, as local collateral agent, local disbursement agent and local paying agent, for an aggregate principal amount of USD 85 million and (b) the offshore credit facility agreement, by and among AA2000, as borrower, Citibank acting through its international banking facility, as lender, Citibank N.A., as administrative agent and Citibank Argentina as local collateral agent and local custodian agent for an aggregate principal amount of USD 35 million (collectively, the “2019 Credit Facilities”).

The term for the credit facility agreements was thirty-six months as from the borrowing date. The principal amount under the credit facility agreements has to be repaid in nine quarterly equal and regular installments, the first one being payable twelve months from the borrowing date, and bears interests: (i) regarding the onshore credit facility agreement, at a fixed annual nominal rate of 9.75%; (ii) regarding the offshore credit facility agreement, at a variable rate equivalent to (a) the LIBOR rate plus (b) an interest rate of an annual nominal 5.5% plus (c) any applicable withholding tax.

To secure its obligations under the two credit facility agreements, pursuant to the Argentine Collateral Trust Agreement dated August 9, 2019 (under Argentine law), AA2000 transferred and assigned to the collateral trustee, acting on behalf of the Trust, for the benefit of the Lenders, acting as the beneficiaries, all: (a) rights, title and interest in, to and under each payment of the cargo airport charges payable by the user of such services in connection with all proceeds derived from export and import services carried out by Terminal de Cargas Argentina (a business unit of AA2000); and (b) any residual amount that AA2000 could be entitled to receive pursuant to article 11.4 of the collateral trust agreement dated January 17, 2017, entered into AA2000 and Citibank, in respect of the rights to receive payment in the event of a termination, expropriation or redemption of the concession agreement entered by and between the National Government and AA2000 on February 9, 1998 and approved by Decree No. 163/1998; including the right to receive and withhold all the payments pursuant to them and any other produced by them, assigned in trust to secure the Existing Notes issued by AA2000.

On April 29, 2020, AA2000 entered into a framework agreement (“Framework Agreement”) with the branch of Citibank established in the Republic of Argentina (“Citibank Argentina”) and the Lenders, in order to, among other things, effectively defer principal payments of the 2019 Credit Facilities. The Framework Agreement effectively defers payments of principal due by AA2000 under the 2019 Credit Facilities on August 19, 2020 and November 19, 2020, each of which amounts to USD 13.3 million. Such deferred amounts will be effectively payable by AA2000 in quarterly installments beginning in September 2021 and ending in June 2022.

Additionally, under the Framework Agreement, AA2000 signed the bilateral contracts with each of the financial institutions and signed an amendment to the aforementioned agreement where the obligation to comply with certain ratios foreseen in the 2019 Credit Facilities has been waived.

In accordance with the aforementioned renegotiation and the alternative adopted by ICBC, AA2000 has contracted derivative financial instruments with this financial institution for U.S. dollars futures purchases in order to hedge the exposure to exchange rate fluctuations between Argentine pesos and U.S. dollars of the two installments refinanced. As of December 31, 2020, there are no transactions pending execution.

On August 19, 2020, AA2000 obtained four loans for a total amount of ARS 987 million to pay the installment of the renegotiated 2019 Credit Facilities agreement due in August. These loans accrue quarterly interest at a variable rate equivalent to the corrected BADLAR rate (“BADCOR”) plus an applicable margin of 5% nominal per annum and will be paid in four equal and consecutive quarterly installments beginning on September 19, 2021.

On November 19, 2020, AA2000 extended 60% of the 2019 Credit Facilities installment corresponding to Citibank N.A. due in November 2020 for a total amount of USD 2.3 million, which will be fully repaid on November 19, 2022. For the remaining 40% AA2000 obtained a loan for a total amount of ARS 125 million that accrue quarterly interest at a variable rate equivalent to the corrected BADLAR rate (“BADCOR”) plus an applicable margin of 5% nominal per annum and will be paid in four equal and consecutive quarterly installments beginning on September 19, 2021.

Additionally, AA2000 obtained three loans for the total amount of ARS 778 million to pay the installment of the renegotiated 2019 Credit Facilities agreement due in November. These loans accrue quarterly interest at a variable rate equivalent to the corrected BADLAR rate (“BADCOR”) plus an applicable margin of 5% nominal per annum and 40% of them will be paid in four equal and consecutive quarterly installments beginning on September 19, 2021 and the remaining 60% will be paid in full on November 19, 2022.

On January 21, 2020, AA2000 obtained a loan of USD 10 million with Banco Macro payable in 180 days at a nominal annual rate of 6%. On May 11, 2020, AA2000 agreed to reschedule the loan extending its term to July 24, 2021 with a nominal annual compensatory rate of 10%, subject to the payment of interest due on July 24, 2020 and a guarantee assignment of the future receivables for air station usage fees (for domestic flights) to be collected from Aerolíneas Argentinas S.A. On July 24, 2020, AA2000 cancelled the interest due on its USD 10 million loan with Banco Macro and the ORSNA issued Resolution No. 49/2020 authorizing the assignment of credits as a guarantee.

-Consorcio Aeropuertos Internacionales S.A., pursuant to the credit facilities with Banco Santander S.A. and Banco Itaú Uruguay S.A. is required to comply with certain financial ratios as well as certain restrictions. Assignment of certain revenues has been given to secure the aforementioned credit facilities.

As of December 31, 2020, conversations with financial entities for the approval of temporary waivers of compliance, when necessary, have taken place and the Group’s entities that entered into negotiations regarding their financing conditions reached agreements avoiding events of default.

In general, waivers obtained during 2020 mainly include an exemption from the requirements to comply with ratios provided for in the borrowing agreements and changes to the method for calculating ratios but some conditions could be applicable while the waivers are in force such as ensuring minimum cash balances, delivering additional information to noteholders or financial institutions or the inability to pay dividends.

As of December 31, 2019, the Group was in compliance with all of its borrowing covenants.